SHARE-BASED PLANS - Schedule of Assumptions Used in Fair Value Of Options Granted (Details)					1 Months Ended
	Mar. 03, 2023 GBP (£) yr $ / £ £ / shares	Aug. 03, 2022 GBP (£) yr $ / £ £ / shares	Mar. 01, 2022 GBP (£) $ / £ yr £ / shares	Mar. 01, 2021 GBP (£) yr $ / £ £ / shares	Oct. 31, 2022	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion					5	5
March 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on grant date (in sterling per share) | £ / shares				£ 1.29
Volatility %				115.00%
Dividend yield %				0.00%
Expected life in years | yr				5
Risk-free interest rate				0.10%
Weighted average fair value (in sterling per share) | £				£ 1.16
Exercisable shares (in shares) | $ / £				514
March 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on grant date (in sterling per share) | £ / shares				£ 1.29
Volatility %				115.00%
Dividend yield %				0.00%
Expected life in years | yr				3
Risk-free interest rate				0.10%
Weighted average fair value (in sterling per share) | £				£ 1.17
Exercisable shares (in shares) | $ / £				1,977
March 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on grant date (in sterling per share) | £ / shares			£ 2.81
Volatility %			64.00%
Dividend yield %			0.00%
Expected life in years | yr			5
Risk-free interest rate			0.90%
Weighted average fair value (in sterling per share) | £			£ 2.23
Exercisable shares (in shares) | $ / £			285
March 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on grant date (in sterling per share) | £ / shares			£ 2.81
Volatility %			64.00%
Dividend yield %			0.00%
Expected life in years | yr			3
Risk-free interest rate			0.90%
Weighted average fair value (in sterling per share) | £			£ 2.41
Exercisable shares (in shares) | $ / £			1,172
August 3, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on grant date (in sterling per share) | £ / shares		£ 3.27
Volatility %		64.00%
Dividend yield %		0.00%
Expected life in years | yr		3
Risk-free interest rate		0.90%
Weighted average fair value (in sterling per share) | £		£ 2.25
Exercisable shares (in shares) | $ / £		70
March 2, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on grant date (in sterling per share) | £ / shares	£ 15.12
Volatility %	49.00%
Dividend yield %	0.00%
Expected life in years | yr	5
Risk-free interest rate	3.80%
Weighted average fair value (in sterling per share) | £	£ 9.13
Exercisable shares (in shares) | $ / £	297
March 2, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on grant date (in sterling per share) | £ / shares	£ 15.12
Volatility %	49.00%
Dividend yield %	0.00%
Expected life in years | yr	3
Risk-free interest rate	3.80%
Weighted average fair value (in sterling per share) | £	£ 10.63
Exercisable shares (in shares) | $ / £	1,428